Document and Entity Information	Jan. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001227636
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	Neuronetics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38546
Entity Tax Identification Number	33-1051425
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	640-4202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false